Capital Commitments (Details)	Jun. 30, 2025 m² milliunits	Dec. 31, 2024 m² milliunits	Dec. 31, 2023 m² milliunits	Feb. 17, 2023 m² milliunits
Capital Commitments [Line Items]
Area of gardens | milliunits	5,300	5,300
Area of land | m²	3,533,351	3,533,351
Capital Commitments [Member]
Capital Commitments [Line Items]
Area of gardens | milliunits	800		800	1,014
Area of land | m²	533,334		533,334	676,000